Blackwater	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Blackwater	Mining interests

Mining Properties
	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
(in millions of U.S. dollars)
COST
As at December 31, 2019	1,451.1	409.0	1,260.2	129.4	3,249.7
Additions	57.7	85.7	68.3	88.2	299.9
Disposals	—	—	(9.1)	—	(9.1)
Transfers	60.6	—	—	(60.6)	—
Sale of Blackwater, net of retained mineral interest (Note 10)	—	(194.3)	(20.3)	—	(214.6)
As at December 31, 2020	1,569.4	300.4	1,299.1	157.0	3,325.9
Additions	113.2	110.6	36.5	59.0	319.3
Disposal of Blackwater stream (Note 10)	—	(150.0)	—	—	(150.0)
Disposals	(0.3)	—	(7.6)	—	(7.9)
Transfers	63.6	—	34.3	(97.9)	—
As at December 31, 2021	1,745.9	261.0	1,362.3	118.1	3,487.3
ACCUMULATED DEPRECIATION
As at December 31, 2019	831.4	—	490.3	—	1,321.7
Depreciation for the year	77.7	—	112.0	—	189.7
Disposals	—	—	(7.2)	—	(7.2)
Sale of Blackwater (Note 10)	—	—	(6.6)	—	(6.6)
As at December 31, 2020	909.1	—	588.5	—	1,497.6
Depreciation for the period	96.7	—	110.6	—	207.3
Disposals	(0.1)	—	(5.4)	—	(5.5)
As at December 31, 2021	1,005.7	—	693.7	—	1,699.4
CARRYING AMOUNT
As at December 31, 2020	660.3	300.4	710.6	157.0	1,828.3
As at December 31, 2021	740.2	261.0	668.6	118.1	1,787.9
Carrying amount by property as at December 31, 2021

	As at December 31, 2021
(in millions of U.S. dollars)	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
MINING INTEREST BY SITE
New Afton	396.5	224.0	154.0	44.1	818.6
Rainy River	343.7	35.9	513.1	74.0	966.7
Other(1)	—	1.1	1.5	—	2.6
Carrying amount	740.2	261.0	668.6	118.1	1,787.9
1.Other includes corporate balances and exploration properties.
Carrying amount by property as at December 31, 2020:

	As at December 31, 2020
(in millions of U.S. dollars)	Depletable	Non- depletable	Plant & equipment	Construction in progress	Total
MINING INTEREST BY SITE
New Afton	382.9	127.5	150.0	27.4	687.8
Rainy River	277.4	21.8	558.4	129.6	987.2
Other(1)	—	151.1	2.2	—	153.3
Carrying amount	660.3	300.4	710.6	157.0	1,828.3
1.Other includes corporate balances, exploration properties, and the retained mineral interest in the Blackwater property.
Blackwater
In 2020 the Company completed the sale of its 100% interest in the Blackwater Project in British, Columbia Canada to Artemis Gold Inc. ("Artemis") for C$140.0 million in cash, a C$50.0 million receivable, and 7.4 million Artemis common shares, valued at approximately C$34.0 million. The sale resulted in a loss of $30.2 million. The Company also retained an 8% stream on gold production from the Blackwater property (the "Blackwater stream") reflected as a retained mineral interest in the property.
In August 2021, the Company collected the final C$50.0 million ($39.4 million) proceeds due from Artemis. In December 2021, the Company disposed of the Blackwater stream to Wheaton Precious Metals Corp. for $300.0 million resulting in a net gain of $147.3 million.

See the table below for a reconciliation of the gain on sale of the Blackwater stream:

(in millions of U.S. dollars)
Carrying value of assets sold
Mineral interest	150.0
Proceeds received
Cash	300.0
Transaction costs incurred	(2.7)
Gain on sale of Blackwater stream	147.3